Related Parties (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of transactions between related parties
Purchases from and sales to related parties for the fiscal years ended March 31, 2018, 2019, and 2020 are as follows:

	JPY (millions)
	2018	2019	2020
Purchases	131,988	163,514	147,255
Sales	170,113	182,986	150,591

Summary of outstanding balances with related parties
Balances of trade and other receivables due from related parties and trade and other payables due to related parties as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Trade and other receivables	14,331	25,270
Trade and other payables	42,442	39,545

Summary of key management personnel compensation	The compensation for the key management personnel for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018	2019	2020
Basic compensation	341	345	402
Bonuses	113	168	217
Stock compensation	26	44	375

Total	480	557	994